QUALIFYING TRANSACTION	12 Months Ended
Dec. 31, 2021
Disclosure Of Qualifying Transaction [Abstract]
QUALIFYING TRANSACTION [Text Block]

4. QUALIFYING TRANSACTION

A. ADL Ventures Inc.

On June 5, 2020, Real completed reverse takeover transaction with ADL Ventures Inc. ("ADL"), a capital pool company, incorporated under the Business Corporations Act (British Columbia), which constitutes the Company's "Qualifying Transaction" under Policy 2.4 - Capital Pool Companies of the TSX-V.

On March 5, 2020, Real and ADL entered into a securities exchange agreement (the "Securities Exchange Agreement") pursuant to which ADL would acquire all the issued and outstanding securities of Real as part of the Qualifying Transaction.

The Securities Exchange Agreement provided for the acquisition of all the issued and outstanding common shares, warrants and options of Real by ADL in exchange for common shares and options of ADL. As a result of the Qualifying Transaction, ADL became the sole beneficial owner of all the outstanding securities of Real.

	Note	Number of Options	Number of Shares	Value
ADL shares and options issued and outstanding		1,200	9,100	271
Effect of transaction with ADL:
Increase in value of ADL shares and options issued to shareholders of ADL	B(i)	-	-	459
Shares issued pursuant to private placement	B(ii)	-	20,758	1,588
Shares and options issued to shareholders of Real	B(iii)	5,671	42,144	14,818
Conversion of Real series A preferred shares	B(iv)	-	68,460	11,750
Conversion of Real convertible debt	B(v)	-	3,295	250
ADL options exercised	B(vi)	-	675	2
Effect of Transaction on Share Capital		6,871	144,432	29,138

B. Transactions

i. Increase in value of ADL shares and options issued to shareholders of ADL

Accounting for the transaction under IFRS 2, Share-based payment arrangements, the fair value of the existing shares and options of ADL were increased by $459 in the year 2020.

ii. Shares issued pursuant to private placement

Concurrent with the Qualifying Transaction, Real raised $1,588 by way of a private placement of subscription receipts (the "Private Placement"). Each subscription receipt was exercisable into one common share, automatically, and upon completion of the Qualifying Transaction.

The common shares issued pursuant to the Private Placement are subject to a six-month regulatory hold period from the date of closing the Private placement, comprised of a four-month regulatory hold plus a two-month hold period based on contractual lock-up commitments of the subscribers.

iii. Shares and options issued to shareholders of Real

Real had 40,179 ordinary stock and 5,672 options, exchanged for Common Shares on a basis of 1 to 1.0083.

iv. Conversion of Real series A preferred shares

Immediately prior to the Qualifying Transaction, Real series A preferred shares were converted on a one-for-one basis into Real ordinary stock and exchanged for Common Shares on a basis of 1 to 1.0083.

v. Conversion of convertible debt

On February 17, 2020 and March 31, 2020, Real raised an aggregate of $250 by way of convertible loan, with the principal amounts converted immediately prior to the closing of the transaction at a price per share of $0.07587 which was in turn exchanged into Common Shares on a basis of 1 to 1.0083.

vi. ADL options exercised

Subsequent to the transaction, 675 of the ADL options were exercised into common shares.